Derivative Instruments (Gain Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Commodity derivative instruments [Member]	Mar. 31, 2013 Commodity derivative instruments [Member]	Mar. 31, 2014 Interest rate derivative instruments [Member]	Mar. 31, 2013 Interest rate derivative instruments [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Crude oil derivative instruments [Member]	Dec. 31, 2012 Predecessor [Member] Crude oil derivative instruments [Member]	Dec. 31, 2011 Predecessor [Member] Crude oil derivative instruments [Member]	Dec. 31, 2013 Predecessor [Member] Interest rate derivative instruments [Member]	Dec. 31, 2012 Predecessor [Member] Interest rate derivative instruments [Member]	Dec. 31, 2011 Predecessor [Member] Interest rate derivative instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on derivative instruments	$ (4,153)	$ (1,657)	$ (4,153)	$ (1,653)	$ 0	$ (4)	$ (2,607)	$ (796)	$ (1,979)	$ (2,583)	$ (408)	$ (545)	$ (24)	$ (388)	$ (1,434)